INCOME TAXES (Tables)	12 Months Ended
Jan. 01, 2022
Income Tax Disclosure [Abstract]
SCHEDULE OF COMPONENTS OF (LOSS) INCOME BEFORE PROVISION FOR INCOME TAXES

The components of loss before provision for income taxes for Fiscal 2021 and Fiscal 2020, are as follows:

	Fiscal 2021	Fiscal 2020
Domestic	$14,413	$(13,491)
Foreign	(6,612)	(2,251)
Income (Loss) before provision for income taxes	$7,801	$(15,742)

SCHEDULE OF COMPONENTS OF PROVISION FOR INCOME TAXES

The provision for income taxes consisted of the following:

	Fiscal 2021	Fiscal 2020
Current:
Federal	$—	$—
State	84	190
Foreign	—	—
Total current tax expense	84	190
Deferred:
Federal	14	(76)
State	66	27
Foreign	(521)	(241)
Total deferred tax expense	(441)	(290)
Total tax benefit	$(357)	$(100)

SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION

The difference between the income tax provision on income (loss) and the amount computed at the U.S. federal statutory rate is due to:

	Fiscal 2021		Fiscal 2020
Expense at Federal Statutory Rate	$1,638	21%	$(3,306)	21%
State taxes, net	(642)	-8.23%	(1,666)	10.59%
Foreign operations	132	1.70%	45	-0.29%
Permanent differences	598	7.67%	87	0.55%
PPP Loan	(4,118)	-52.79%	—	—
True-up adjustments	1,332	17.07%	(589)	3.74%
Change in valuation allowance	559	7.17%	5,139	-32.64%
Other	144	1.83%	190	-1.21%
Total Tax Benefit for Income Taxes	$(357)	-4.58%	$(100)	0.64%

SCHEDULE OF DEFERRED TAX ASSETS (LIABILITIES)

	Fiscal 2021	Fiscal 2020
Deferred tax assets
Net operating loss carryforward	$8,220	$7,276
Tax credit, deduction and capital loss carryforward	2,417	2,880
Share-based compensation	478	749
Debt issuance costs	18	1
Accrued expenses and other liabilities	1,256	1,741
Interest limitation and carryforward	7,534	6,194
Operating lease liabilities	1,478	628
Total deferred tax assets	21,401	19,469
Less: valuation allowance	(17,646)	(17,087)
Deferred tax assets, net of valuation allowance	3,755	2,382

Deferred tax liabilities:
Deprecation	1,472	1,521
Basis differences in acquired intangibles	1,618	1,430
Operating lease - Right-of-use assets	1,415	621
Total deferred tax liabilities	4,505	3,572
Deferred tax liability	$(750)	$(1,190)

SCHEDULE OF UNRECOGNIZED TAX BENEFITS
	Fiscal 2021	Fiscal 2020
Beginning balance	$656	$674
Additions for tax positions of prior years	—	—
Reductions for tax positions of prior years	41	(18)
Loss before provision for income taxes	$697	$656